Pension and OPEB Plans (Schedule of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2023 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2024	$ 181
2025	184
2026	186
2027	187
2028	188
2029-33	920
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2024	46
2025	47
2026	48
2027	48
2028	48
2029-33	$ 233